Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional paid-in capital	Treasury Stock (at cost)	Accumulated deficit
Balance at Dec. 31, 2013	$ 4,637	$ 790	$ 158,111	$ (9,885)	$ (144,379)
Balance, shares at Dec. 31, 2013		2,780,707		89,850
Changes:
Net loss for the year	(264)				(264)
Balance at Dec. 31, 2014	4,373	$ 790	158,111	$ (9,885)	(144,643)
Balance, shares at Dec. 31, 2014		2,780,707		89,850
Changes:
Net loss for the year	42				42
Balance at Dec. 31, 2015	4,415	$ 790	158,111	$ (9,885)	(144,601)
Balance, shares at Dec. 31, 2015		2,780,707		89,850
Changes:
Net loss for the year	(252)				(252)
Balance at Dec. 31, 2016	$ 4,163	$ 790	$ 158,111	$ (9,885)	$ (144,853)
Balance, shares at Dec. 31, 2016		2,780,707		89,850